Loss Per Share	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Loss Per Share

	Years ended December 31,
	2019	2018
Net loss	$13,933	$17,674
Weighted average number of shares outstanding	93,968,172	86,015,208
Basic and diluted loss per share	$0.15	$0.21

All of the outstanding share options and share purchase warrants at December 31, 2019 and 2018 were anti-dilutive for the years then ended as the Company was in a loss position.